Revenues by geographic region (Tables)	12 Months Ended
Dec. 31, 2017
Revenues by geographic region
Summary of group's total revenue by region

	Year Ended December 31,
	2015	2016	2017
	(in thousands)
Americas	$33,602	$47,188	$70,671
EMEA	40,201	55,422	71,015
Asia Pacific	2,157	3,374	6,909
	$75,960	$105,984	$148,595